SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Lease shares	Dec. 31, 2016 USD ($) Lease Segment shares	Dec. 31, 2015 USD ($) Lease	Dec. 31, 2014 USD ($)	Apr. 29, 2010 shares
Basis of Preparation [Abstract]
Number of operating segments | Segment		1
Number of reportable segments | Segment		1
Prior Period Reclassification [Abstract]
Deferred tax liability, net	$ 19,847,000	$ 19,847,000	$ 28,246,000
Deferred tax assets, net	7,445,000	7,445,000	7,505,000
Rent Receivables [Abstract]
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Investment in Direct Finance Lease [Abstract]
Number of leases recorded as investment in finance lease | Lease	1	1	1
Flight Equipment Held for Operating Lease [Abstract]
Useful life of flight equipment		25 years
Residual value percentage		15.00%
Taxes [Abstract]
Interest on unpaid income taxes and penalties		$ 0	$ 0	$ 0
Reclassification [Member]
Prior Period Reclassification [Abstract]
Deferred tax liability, net			(7,505,000)
Deferred tax assets, net			$ 7,505,000
2010 Omnibus Incentive Plan [Member]
Share-Based Compensation [Abstract]
Number of share grants authorized (in shares) | shares	1,500,000	1,500,000			1,500,000
Fly-Z/C Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	57.40%	57.40%
ASU 2017-01 [Member]
New Accounting Pronouncements [Abstract]
Capitalized acquisition fees	$ 800,000